Summary of Significant Accounting Policies: Concentration Risk, policy (Policies)	Mar. 31, 2023
Policies
Concentration Risk, policy

Concentration Risk

Concentration of Revenues

For the three months ended March 31, 2023 and 2022, no customer accounted for over 10% of total revenues.

Concentration of Purchases

The Company purchased approximately 18% of its finished products from one vendor during the three months ended March 31, 2023. The Company purchased approximately 44% of its finished products from three vendors (15%, 19% and 10%) during the three months ended March 31, 2022.

Concentration of Accounts Receivable

As of March 31, 2023, accounts receivable amounted to $127,200 and two customers represented 79% (44% and 35%) of this balance. As of December 31, 2022, total accounts receivable amounted to $119,931 and two customers represented 90% (60% and 30%) of this balance.